Share Capital - Warrant Liability (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 06, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares	Sep. 26, 2022
Disclosure of classes of share capital [line items]
Beginning balance	$ 26,606	$ 21,794
Ending balance		26,606	$ 21,794
Less: current portion		(15,625)	0
Non-current portion		$ 10,981	$ 21,794
Exchange ratio		0.5			0.5
Forecast
Disclosure of classes of share capital [line items]
Exercised and replacement warrants (in units) | shares	301,772
2019 PP Unlisted Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares				$ 5.40
Beginning balance (in units) | shares	0	3,260,870	3,260,870
Exercised and replacement warrants (in units) | shares		(3,260,870)
Ending balance (in units) | shares		0	3,260,870
Beginning balance	$ 0	$ 359	$ 3,695
Fair value adjustment			(3,336)
Expired, exercised, and replacement warrants		359
Ending balance		$ 0	$ 359
2020 PP Unlisted Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares				6.50
Beginning balance (in units) | shares	0	7,142,857	7,142,857
Exercised and replacement warrants (in units) | shares		(7,142,857)
Ending balance (in units) | shares		0	7,142,857
Beginning balance	$ 0	$ 7	$ 3,060
Fair value adjustment			(3,053)
Expired, exercised, and replacement warrants		7
Ending balance		$ 0	$ 7
Listed Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares				2.21
Beginning balance (in units) | shares	9,301,152	10,064,255	10,304,455
Exercised and replacement warrants (in units) | shares		(763,103)	(240,200)
Ending balance (in units) | shares		9,301,152	10,064,255
Beginning balance	$ 15,072	$ 9,667	$ 25,440
Fair value adjustment		6,329	(15,161)
Expired, exercised, and replacement warrants		924	612
Ending balance		$ 15,072	$ 9,667
Unlisted Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares				6.00
Beginning balance (in units) | shares	1,650,000	1,650,000	0
Exercised and replacement warrants (in units) | shares			1,650,000
Ending balance (in units) | shares		1,650,000	1,650,000
Beginning balance	$ 553	$ 588	$ 0
Fair value adjustment		(35)	350
Expired, exercised, and replacement warrants			238
Ending balance		$ 553	$ 588
Aris Listed Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares				$ 5.50
Beginning balance (in units) | shares	29,059,377	29,084,377	0
Exercised and replacement warrants (in units) | shares		(25,000)	29,084,377
Ending balance (in units) | shares		29,059,377	29,084,377
Beginning balance	$ 10,981	$ 11,173	$ 0
Fair value adjustment		(171)	2,600
Expired, exercised, and replacement warrants		21	8,573
Ending balance		$ 10,981	$ 11,173